Offerings - Offering: 1	Aug. 01, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares, without par value
Amount Registered | shares	200,000
Proposed Maximum Offering Price per Unit	41.00
Maximum Aggregate Offering Price	$ 8,200,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 1,210.32
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933, as amended, this Registration Statement shall also cover any additional shares of the Registrant's common shares ("Common Shares") that become issuable under the ITC Savings & Investment Plan by reason of any stock dividend, stock split or similar transaction effected without the receipt of consideration that results in an increase in the number of the outstanding Common Shares. In addition, pursuant to Rule 416(c), this Registration Statement shall also cover an indeterminate amount of interests to be offered or sold pursuant to the ITC Savings & Investment Plan described herein. Pursuant to Rule 457(h)(2), there is no fee associated with the registration of indeterminate amount of interests to be offered or sold pursuant to the ITC Savings & Investment Plan described herein. The proposed maximum offering price per unit has been estimated in accordance with Rule 457(h) solely for the purpose of calculating the registration fee on the basis of $41 per share, which is the average of the high and low prices of the Common Shares on July 29, 2024 as reported on the New York Stock Exchange.